INVESTMENTS IN DEBT AND EQUITY SECURITIES	6 Months Ended
Jun. 30, 2018
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS IN DEBT AND EQUITY SECURITIES
INVESTMENTS IN DEBT AND EQUITY SECURITIES
Investment securities held by the Company consist of the following investments in equity securities and corporate bonds:

	Six months ended June 30, 2018			Year ended December 31, 2017
(in thousands of $)	Amortised Cost	Unrealised gains/(losses)*	Fair value	Amortised Cost	Unrealised gains/(losses)	Fair value
Corporate bonds:
Golden Close Senior	17,754	(1,953)	15,801	17,754	(2,240)	15,514
Golden Close Convertible	9,960	4,226	14,186	9,960	—	9,960
Golden Close Super Senior	2,561	267	2,828	2,561	347	2,908
NorAm Drilling	5,181	315	5,496	5,181	293	5,474
Oro Negro	7,886	84	7,970	7,886	—	7,886
Total corporate bonds	43,342	2,939	46,281	43,342	(1,600)	41,742
Shares:
Total shares	52,060	15,286	67,346	150,842	(98,782)	52,060
Total Investments	95,402	18,225	113,627	194,184	(100,382)	93,802
* This includes foreign currency gains or losses on non U.S. dollar denominated equity investments in addition to the changes in the fair value from market prices movements.

The investments in corporate bonds at June 30, 2018, consist of listed and unlisted corporate bonds which have a total carrying value of $46.3 million (December 31, 2017: $41.7 million) and have maturities between 2019 and 2022. The corporate bonds are classified as available-for-sale securities and are recorded at fair value, with unrealized gains and losses recorded as a separate component of "Other comprehensive income". The accumulated net unrealized gain on these available-for-sale corporate debt securities included in "Other comprehensive income" at June 30, 2018, was $2.9 million (December 31, 2017: loss of $1.6 million).

The investment in shares at June 30, 2018 consists of shareholding in various related party entities, which is comprised of listed shares in a Frontline Ltd. (“Frontline”) with a carrying value of $64.2 million (December 31, 2017: $50.5 million), shares in NorAm Drilling Company AS (“NorAm Drilling”) traded on the Norwegian Over the Counter market ("OTC") with a carrying value of $1.5 million (December 31, 2017: $1.5 million), and shares in Golden Close Maritime Corp. Ltd. (“Golden Close”) traded on the Norwegian OTC with a carrying value of $1.6 million (December 31, 2017: $0.1 million). See also Note 15: Related party transactions. Following the adoption of ASU 2016-01 from January 2018, the Company now recognizes any changes in the fair value of equity investments in net income. The adoption of the standard resulted in a net unrealized gain of $15.3 million recorded in the condensed consolidated statement of operations for the six months ended June 30, 2018. See also Note 4:Other financial items, net.